Finance debt (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Borrowings	$ 23,162	$ 28,801
Current portion of non-current borrowings	2,566	4,322
Non-current portion of non-current borrowings	20,596	24,479
Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Borrowings	5,563	6,091
Foreign countries [member]
IfrsStatementLineItems [Line Items]
Borrowings	17,599	22,710
Banking Market [Member] | Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Borrowings	2,828	2,262
Banking Market [Member] | Foreign countries [member]
IfrsStatementLineItems [Line Items]
Borrowings	3,691	6,303
Capital Market [Member] | Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Borrowings	2,225	3,130
Capital Market [Member] | Foreign countries [member]
IfrsStatementLineItems [Line Items]
Borrowings	12,265	14,384
Development Banks [Member] | Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Borrowings	508	698
Other Debt [Member] | Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Borrowings	2	1
Other Debt [Member] | Foreign countries [member]
IfrsStatementLineItems [Line Items]
Borrowings	135	153
Export Credit Agencies [Member] | Foreign countries [member]
IfrsStatementLineItems [Line Items]
Borrowings	$ 1,508	$ 1,870